Balance Sheet Components - Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment	$ 13,062	$ 7,620	$ 2,578
Less: accumulated depreciation	(4,087)	(1,783)	(519)
Property and equipment, net	8,975	5,837	2,059
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment	1,961	652	189
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	922	730	396
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment	9,293	5,653	1,636
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 886	$ 585	$ 357